RELATED PARTY TRANSACTIONS (Details Narrative)			12 Months Ended
	Aug. 01, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 02, 2020 USD ($)
Related Party Transaction [Line Items]
Cost of revenue to related parties				$ 82,955	$ 1,162,314
Rental income from related parties			211,430	337,743	295,362
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party debt			253,310	288,791	565,548
Linsun Smart Technology Co., Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		8,460
Lessee operating lease term of contract		10 years
Lease description		Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years.
Lessor operating lease payments to be received		$ 230,000
Operating leases percentage		15.00%
Operating lease rent income amount			524,123	477,121	434,625
Dogness Network Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	580
Lessee operating lease term of contract	10 years
Lease description	Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years.
Lessor operating lease payments to be received	$ 35,000
Operating leases percentage	15.00%
Operating lease rent income amount					10,952
Dogness Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	50
Lessee operating lease term of contract	10 years
Lessor operating lease payments to be received						$ 1,700
Operating lease rent income amount				1,660	$ 1,584
Rental income from related parties				$ 830